Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Financial assets:
Cash and cash equivalents	$ 27,382	$ 23,573
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	5,138
Non-current derivative liabilities	4,132	1,232
Long-term debt, current and non-current	635,209	667,772
Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	1,645
Financial liabilities:
Current derivative liabilities		1,339
Non-current derivative liabilities		705
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	3,799
Non-current derivative liabilities	4,132	527
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	27,382	23,573
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	635,209	667,772
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	1,645
Financial liabilities:
Current derivative liabilities		1,339
Non-current derivative liabilities		705
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	3,799
Non-current derivative liabilities	$ 4,132	$ 527